SHARE CAPITAL (Schedule for continuity of common stock) (Details) - USD ($)	2 Months Ended	12 Months Ended
	Mar. 31, 2024	Jan. 31, 2024	Jan. 31, 2023
Class of Stock [Line Items]
Beginning balance	$ 31,047,008	$ 34,315,076	$ 33,728,602
Share-based compensation		22,128	209,441
Ending balance	$ 30,973,412	$ 31,047,008	$ 34,315,076
Common Stock [Member]
Class of Stock [Line Items]
Beginning balance (Shares)	120,047,814	120,047,814	120,047,814
Beginning balance	$ 105,467,920	$ 105,445,792	$ 105,236,351
Share-based compensation		$ 22,128	$ 209,441
Ending balance (Shares)	120,047,814	120,047,814	120,047,814
Ending balance	$ 105,467,920	$ 105,467,920	$ 105,445,792